Exhibit 99.1

1166 Avenue of the Americas 15th Floor New York, NY 10036 Tel: +1 212 247 1010 www.fticonsulting.com

May 11, 2026

Nate Buhrman
Chief Financial Officer
ALLO Communications LLC
610 Broadway St.
Imperial, NE 69033

and

Morgan Stanley & Co. LLC (the “Company’s Agent”)
1585 Broadway, 4th Floor
New York, NY 10036

Independent Advisor’s Report on Applying Agreed-Upon Procedures

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of fiber customers in conjunction with the proposed offering of ALLO Issuer LLC (“the Issuer”), Secured Fiber Network Revenue Notes, Series 2026-1 (the “Transaction”). ALLO Communications LLC (together with any subsidiaries or affiliates, “ALLO” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The term “recalculated” means calculated and found to be in agreement with, unless otherwise noted .

I. Comparisons and Recomputations of Certain Record Attributes

1.
On April 30, 2026, we were provided by the Company’s Agent on the Company’s behalf with a computer-generated data file of 161,529 records that were active as of March 31, 2026 (the “Cut-Off Date”), and which contained certain attributes, as delineated in Exhibit I (the “Data Tape”). On May 11, 2026, we were provided by the Company’s Agent on the Company’s behalf with an updated Dated Tape (the “Final Data Tape”) that reflected certain modifications made to the Data Tape with respect to 161,529 records that were active as of the Cut-Off Date.

2.	FTI non-statistically selected 100 records (the “Sample Units”) from the Data Tape that were active as of the Cut-Off Date.

3.
For each of the Sample Units, we used source documents provided by the Company and listed in Exhibit I included herein, to compare certain attributes in those source documents with corresponding attributes in the Data Tape. The results of our analysis have been summarized in Exhibit II.

4.
FTI found minor discrepancies in documents provided by the Company for comparisons and recalculations related to the Data Tape, documents provided by the Company for Agreed Upon Procedures in regard to the Circle Up Documents, and documents provided by the Company for use in FTI’s valuation report. Per Management, the discrepancies were due to timing, and/or reporting differences.

May 11, 2026 Page 2
******

We make no representations as to (i) the accuracy of the information set forth in the Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the records underlying the Data Tape (other than with respect to the procedures described herein relating to the Sample Units) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the records and related documentation, (iv) whether the records and related documentation or any other documents provided to us by the Company or the Company’s Agent on the Company’s behalf are comprehensive and valid instruments, or (v) the accuracy, completeness and reasonableness of any of the assumptions or methodology set forth in the Preliminary Offering Memorandum above. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to ALLO Issuer LLC’s financial statements for any date or period.

We were not engaged to perform and did not perform any examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

FTI Consulting, Inc.

May 11, 2026 Page 3
EXHIBIT I
Agreed Upon Procedures

Using non-statistical sampling techniques, FTI selected 100 records from the Data Tape and performed the following procedures with respect to the Data Tape Fields noted below:

Field	Source Document	Procedure
Account #	Internal records and systems	Agree to internal records and systems
Customer Name	Internal records and systems	Agree to internal records and systems
City	Internal records and systems	Agree to internal records and systems
Service Address	Internal records and systems	Agree to internal records and systems
Unit #	Internal records and systems	Agree to internal records and systems
Connect Dt	Internal records and systems	Agree to internal records and systems
Bus|Res|Govt	Internal records and systems	Agree to internal records and systems
Billing Period	Internal records and systems	Agree to internal records and systems
GL Class	Internal records and systems	Agree to internal records and systems
Monthly Rev – Total	Calculation	Calculated based on the sum of Monthly Rev – Int, Monthly Rev – Phone, Monthly Rev – TV, and Monthly Rev – Other
Monthly Rev – Int	Internal records and systems	Agree to internal records and systems
Monthly Rev – Phone	Internal records and systems	Agree to internal records and systems
Monthly Rev – TV	Internal records and systems	Agree to internal records and systems
Monthly Rev – Other	Internal records and systems	Agree to internal records and systems

May 11, 2026 Page 4
EXHIBIT II
Data Tape Testing Summary of Results

Using non-statistical sampling techniques, FTI selected 100 records from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

1.	Account # (100 Sample Units Tested)

FTI identified no errors during our testing of Account #.

Notes and Consideration: FTI agreed Account # to the source documents and/or procedures as detailed in Exhibit I included herein.

2.	Customer Name (100 Sample Units Tested)

FTI identified no errors during our testing of Customer Name.

Notes and Considerations: FTI agreed Customer Name to the source documents and/or procedures as detailed in Exhibit I included herein.

3.	City (100 Sample Units Tested)

FTI identified no errors during our testing of City.

Notes and Considerations: FTI agreed City to the source documents and/or procedures as detailed in Exhibit I included herein.

4.	Service Address (100 Sample Units Tested)

FTI identified no errors during our testing of Service Address.

Notes and Considerations: FTI agreed Service Address to the source documents and/or procedures as detailed in Exhibit I included herein.

5.	Unit # (100 Sample Units Tested)

FTI identified no errors during our testing of Unit #.

Notes and Considerations: FTI agreed Unit # to the source documents and/or procedures as detailed in Exhibit I included herein.

6.	Connect Dt (100 Sample Units Tested)

FTI identified one discrepancy during our testing of Connect Dt.

#	Account #	Connect Dt per Data Tape	Connect Dt per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	848719	3/9/2026	4/9/2026	Yes

May 11, 2026 Page 5
Notes and Considerations: FTI agreed Connect Dt to the source documents and/or procedures as detailed in Exhibit I included herein. Per Management, the discrepancy noted above was due to a customer payment delay which resulted in the Connect Dt being delayed by one month. As this discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

7.	Bus|Res|Govt (100 Sample Units Tested)

FTI identified one discrepancy during our testing of Bus|Res|Govt.

#	Account #	Bus|Res|Govt per Data Tape	Bus|Res|Govt per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	2849839	GOVT	BUS	Yes

Notes and Considerations: FTI agreed Bus|Res|Govt to the source documents and/or procedures as detailed in Exhibit I included herein. Per Management, the discrepancy noted above was due to a system limitation. As this discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

8.	Billing Period (100 Sample Units Tested)

FTI identified no errors during our testing of Billing Period.

Notes and Considerations: FTI agreed Billing Period to the source documents and/or procedures as detailed in Exhibit I included herein.

9.	GL Class (100 Sample Units Tested)

FTI identified no errors during our testing of GL Class.

Notes and Considerations: FTI agreed GL Class to the source documents and/or procedures as detailed in Exhibit I included herein.

10.	Monthly Rev – Total (100 Sample Units Tested)

FTI identified no errors during our testing of Monthly Rev - Total.

Notes and Considerations: FTI recalculated Monthly Rev – Total using the source documents and/or procedures as detailed in Exhibit I included herein.

11.	Monthly Rev – Int (100 Sample Units Tested)

FTI identified no errors during our testing of Monthly Rev - Int.

Notes and Considerations: FTI agreed Monthly Rev – Int to the source documents and/or procedures as detailed in Exhibit I included herein.

May 11, 2026 Page 6
12.	Monthly Rev – Phone (100 Sample Units Tested)

FTI identified no errors during our testing of Monthly Rev - Phone.

Notes and Considerations: FTI agreed Monthly Rev – Phone to the source documents and/or procedures as detailed in Exhibit I included herein.

13.	Monthly Rev – TV (100 Sample Units Tested)

FTI identified no errors during our testing of Monthly Rev - TV.

Notes and Considerations: FTI agreed Monthly Rev – TV to the source documents and/or procedures as detailed in Exhibit I included herein.

14.	Monthly Rev – Other (100 Sample Units Tested)

FTI identified no errors during our testing of Monthly Rev – Other.

Notes and Considerations: FTI agreed Monthly Rev – Other to the source documents and/or procedures as detailed in Exhibit I included herein.